FINANCIAL ASSETS (LIABILITIES) - CONCESSIONS AND ITAIPU	12 Months Ended
Dec. 31, 2017
FINANCIAL ASSETS (LIABILITIES) - CONCESSIONS AND ITAIPU
FINANCIAL ASSETS (LIABILITIES) - CONCESSIONS AND ITAIPU

NOTE 17 - FINANCIAL ASSETS (LIABILITIES) - CONCESSIONS AND ITAIPU

	CONSOLIDATED
	12/31/2017	12/31/2016
Concessions of Transmission
Financial Assets - Annual Revenue Allowed (Item I)	45,974,236	42,743,612
Financial Assets - Concessions Subject to Indemnity (Item I)	3,887,272	3,630,829

	49,861,508	46,374,441
Concessions of Distribution
Financial Assets - Concessions Subject to Indemnity (Item I)	2,532,115	4,935,236
Values receivable in Parcel A and other financial items (Item II)	832,013	(9,254)

	3,364,128	4,925,982

Concessions of Generation
Financial Assets - Concessions Subject to Indemnity (Item I)	2,622,973	2,585,720

	55,848,609	53,886,143

Financial Asset - Itaipu	2,036,514	1,200,916

Total financial asset	57,885,123	55,087,059

Financial Asset - Current	7,224,354	2,337,513
Financial Asset - Non-Current	50,660,769	52,749,546

Total financial asset	57,885,123	55,087,059

I - Financial Asset - Idemnifying Concession and Annual Permitted Revenue

The financial assets — concession, in the amount of R$ 55,016,596, with R$ 7,724,535 recorded in current assets and R$ 47,292,061 recorded in noncurrent assets, as of December 31 of 2017 (R$ 53,895,397 as of December 31, 2016) refers to the realizable financial assets held by the companies in the Eletrobras System, in the distribution concessions, calculated by applying the mixed model, and in generation and transmission concessions, by application of the financial model, both established in IFRIC 12.

On April 20 of 2016, the Ministry of Mines and Energy published Ordinance no. 120, which regulated the conditions for receipt of remunerations related to the electricity transmission assets existing on May 31 of 2000, named facilities in the Basic Existing Grid (RBSE) and other Transmission Facilities (RPC), not depreciated or amortized, as per paragraph two of Article 15 of Law 12,783/2013.

As of 31 December 2017, part of the amount of R$38,238,015 is referring to the estimate of the updated values relating to assets of transmission of electrical energy existing on May 31 of 2000 registered under the heading of Financial Asset - Annual Permitted Revenue, being R$ 7,185,011 classified as loans and receivables current $31,053,004 and in stock (R$ 36,570,883 As of December 31 of 2016) (see Note 2.1), measured at amortized cost.

From July 2017, the Company began to receive the remuneration relating to existing transmission assets on May 31 of 2000 through the annual permitted revenue as determined by Ordinance MME No. 120/16. This value will be amortized for a period of eight years. The income taxes recorded on the value of the remuneration and its monetary updating is being reversed in proportion to the receipt of compensation. On 31 December, the amount received in the exercise is equivalent to R$ 3,255.696.

II - Amounts receivable from Parcel A and other financial items

On November 25, 2014, ANEEL decided to amend the concession and permit agreements of the Brazilian electricity distribution companies, incorporating the balances of the receivables from Parcel A and other financial items in calculation of compensations, when the concession expires. Said event demands the recognition of the balance of any

Differences in Parcel A and other financial components not yet recovered or settled.

a) Compensation Account for Variation of items in Parcel A - CVA

The amounts recorded under current (assets and liabilities) relate to values already approved by ANEEL upon completion of the rate adjustment in 2017, and the totals recorded under noncurrent represent an estimate of the CVA to be approved at the next rate adjustment in 2018.

	12/31/2017	12/31/2016
Parcel “A” - CVA
CVA
CCC	1,219	1,219
CDE	2,805	13,538
Basic Network	8,324	130
Cost of Acquisition of Electric Energy	267,230	46,103
Transporte Itaipu	—	(369)
PROINFA	(2,137)	30,663
ESS and EER	(177,382)	30,273
Neutrality of Sectorial Charges	36,438	6,808
Overcontracting	397,111	(48,684)
Other Financial Components	298,405	(88,935)

Total of parcel A values and other financial items	832,013	(9,254)

Current assets	569,016	436,596
Non-current assets	548,536	22,131

Current liabilities	(285,539)	(461,180)
Non-current assets	—	(6,801)

Total	832,013	(9,254)